FINANCING ARRANGEMENTS - Senior Secured Credit Facilities 2020 Activities (Details) - USD ($)		12 Months Ended
	May 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt		$ 23,925,000,000	$ 25,895,000,000
Term Loan B Facility Due June 2025 and November 2025
Debt Instrument [Line Items]
Repayment, outstanding debt	$ 303,000,000
Revolving credit facility
Debt Instrument [Line Items]
Repayments of lines of credit		471,000,000	806,000,000
Revolving credit facility | Term Loan B Facility Due June 2025 and November 2025
Debt Instrument [Line Items]
Repayment, outstanding debt	$ 250,000,000
Revolving credit facility | 2023 Revolving Credit Facility Due June 2023
Debt Instrument [Line Items]
Long-term debt		0	$ 0
Remaining availability		1,121,000,000
Letter of Credit | 2023 Revolving Credit Facility Due June 2023
Debt Instrument [Line Items]
Long-term debt		$ 104,000,000